PUBLIC OFFERING (Details) - $ / shares		9 Months Ended
	Nov. 08, 2021	Sep. 30, 2022	Dec. 31, 2021
PUBLIC OFFERING
Number of units sold			557,000
Purchase price, per unit		$ 10.15	$ 10.15
Number of shares for each warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Threshold trading days for redemption of public warrants			20 days
Months to complete acquisition		12 months
Public warrants expiration term		5 years	5 years
Initial Public Offering
PUBLIC OFFERING
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Months to complete acquisition	12 months
Initial Public Offering | Public Warrants
PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares for each warrant	1
Exercise price of warrants	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Months to complete acquisition	12 months
Public warrants expiration term	5 years
Over-allotment option
PUBLIC OFFERING
Number of units sold	1,500,000